SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of options, outstanding at beginning of year	3,353,457
Amount of options, Granted	264,543
Amount of options, Exercised	(636,067)
Amount of options, Forfeited	(105,291)
Amount of options, outstanding at end of year	2,876,642	3,353,457
Amount of options, exercisable at end of year	1,850,677
Weighted average exercise price, outstanding at beginning of year	$ 4.50
Weighted average exercise price, Granted	6.36
Weighted average exercise price, Exercised	4.38
Weighted average exercise price, Forfeited	4.86
Weighted average exercise price, Options outstanding at end of year	4.68	$ 4.50
Weighted average exercise price, Option exercisable at end of year	$ 4.58
Weighted average remaining contractual term, Options outstanding (in years)	3 years 8 months 12 days	4 years 1 month 6 days
Weighted average remaining contractual term, Options exercisable at end of year (in years)	2 years 10 months 24 days
Aggregate intrinsic value, outstanding		$ 6,346
Aggregate intrinsic value, outstanding	$ 7,703
Aggregate intrinsic value, Options exercisable at end of year	$ 5,151